Share-based awards- Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based awards
Share-based compensation expense	¥ 50,120	¥ 31,742	¥ 37,491
Cost of revenue
Share-based awards
Share-based compensation expense	11,224	7,322	8,915
Product development expenses
Share-based awards
Share-based compensation expense	21,474	13,654	15,378
Sales and marketing expenses
Share-based awards
Share-based compensation expense	5,323	3,830	4,411
General and administrative expenses
Share-based awards
Share-based compensation expense	¥ 12,099	¥ 6,936	¥ 8,787